UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust, Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock
Insured Municipal Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.9%	Alabama State Federal Highway Authority Revenue Bonds, GAN,
	Series A, 4.50%, 3/01/11 (a)	$1,410	$ 1,476,044
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
	Refunding Bonds, Series A, 4.375%, 1/01/11 (b)	1,000	992,880
			2,468,924
Alaska - 2.8%	Anchorage, Alaska, GO, Refunding, Series B,
	4.625%, 7/01/10 (a)(c)	6,000	6,269,400
	University of Alaska, Revenue Refunding Bonds, Series K, 3.75%,
	10/01/10 (a)(c)	1,260	1,296,275
			7,565,675
Arizona - 0.4%	Mesa, Arizona, GO, Refunding, Series A, 3.75%, 7/01/10 (a)(c)	1,030	1,060,066
California - 4.5%	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 3.60%, 5/01/10 (d)	5,000	5,118,900
	California State Department of Water Resources, Power Supply
	Revenue Bonds, Series A, 3.70%, 5/01/11 (a)	3,500	3,624,180
	California State, GO, 6.80%, 11/01/10 (a)(c)	145	145,578
	Los Angeles County, California, Capital Asset Leasing
	Corporation, Leasehold Revenue Refunding Bonds,
	6.05%, 12/01/10 (d)	3,065	3,242,617
			12,131,275
Colorado - 1.3%	Weld County, Colorado, Greeley School District Number 006
	(Greeley), GO, Refunding, 3.75%, 12/01/10 (b)	3,245	3,385,509
Delaware - 0.4%	Delaware River and Bay Authority Revenue Bonds,
	3.75%, 1/01/11 (a)	1,015	1,046,617
District of Columbia -	District of Columbia, GO, Refunding, Series B,
4.0%	5.50%, 6/01/11 (b)	10,000	10,842,700
Florida - 0.9%	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%,
	10/01/10 (b)	2,320	2,468,016
Hawaii - 0.4%	University of Hawaii, University System Revenue Bonds, Series A,
	3.875%, 7/15/10 (a)(c)	1,000	1,027,840
Illinois - 12.9%	Chicago, Illinois, GO, Refunding, Series A, 4.375%, 1/01/11 (d)	120	126,469
	Chicago, Illinois, GO, Refunding, Series A, 4.375%, 1/01/11 (d)(e)	3,880	4,116,331
	Chicago, Illinois, GO, Refunding, Series A, 5%, 1/01/11 (a)	640	681,402
	Chicago, Illinois, GO, Refunding, Series A, 5%, 1/01/11 (a)(e)	1,150	1,232,501
	Chicago, Illinois, Park District, GO, Refunding, Series A,
	3.50%, 1/01/10 (c)(e)	2,120	2,166,237
	Du Page and Will Counties, Illinois, Community School District
	Number 204 (Indian Prairie), GO, 4.25%, 12/30/10 (c)(e)	1,750	1,851,255
	Du Page and Will Counties, Illinois, Community School District
	Number 205 (Elmhurst), GO, 4.50%, 1/01/11 (a)(c)	685	720,716

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

CABS	Capital Appreciation Bonds		GAN	Grant Anticipation Notes
COP	Certificates of Participation		GO	General Obligation Bonds
EDA	Economic Development Authority		PCR	Pollution Control Revenue Bonds

1

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Du Page and Will Counties, Illinois, Community School District
	Number 205 (Elmhurst), GO, 4.50%, 1/01/11 (c)(e)	$ 315	$ 334,870
	Du Page County, Illinois, Forest Preserve District, GO,
	6.008%, 11/01/10 (f)	5,000	4,864,700
	Du Page County, Illinois, Forest Preserve District, GO,
	6.054%, 11/01/11 (f)	11,965	11,377,040
	Illinois State, GO, 1st Series, 4.50%, 2/01/11 (a)(c)	1,500	1,588,680
	Illinois State, GO, 1st Series, 4.50%, 4/01/11 (b)	2,000	2,127,580
	Kane and Du Page Counties, Illinois, Community Unit School
	District 303 (Saint Charles), GO, Series A, 4%, 1/01/11 (b)	2,265	2,372,452
	Orland Park, Illinois, GO, Series A, 3.50%, 12/01/10 (a)(c)	1,025	1,064,637
			34,624,870
Indiana - 4.1%	Indiana Municipal Power Agency, Power Supply System Revenue
	Bonds, Series A, 4.50%, 1/01/11 (d)	2,635	2,737,475
	Indianapolis, Indiana, Local Public Improvement Bond Bank
	Revenue Bonds (Waterworks Project), Series A,
	4.25%, 7/01/10 (a)	2,085	2,171,611
	Indianapolis, Indiana, Local Public Improvement Bond Bank
	Revenue Bonds (Waterworks Project), Series A,
	4.375%, 1/01/11 (a)	2,815	2,964,251
	Indianapolis, Indiana, Local Public Improvement Bond Bank
	Revenue Bonds (Waterworks Project), Series A,
	4.375%, 7/01/11 (a)	2,950	3,142,989
			11,016,326
Kansas - 0.8%	Kansas State Development Finance Authority, Public Water
	Supply, Revolving Loan Fund Revenue Bonds, Series 2,
	4.125%, 4/01/10 (d)	1,025	1,059,819
	Kansas State Development Finance Authority, Public Water
	Supply, Revolving Loan Fund Revenue Bonds, Series 2,
	4.25%, 4/01/11 (d)	1,000	1,057,440
			2,117,259
Kentucky - 3.8%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 5.44%,
	10/01/10 (a)(f)	10,890	10,290,614
Louisiana - 2.0%	Louisiana Public Facilities Authority, Revenue Refunding Bonds
	(Ochsner Clinic Foundation Project), Series A, 4%, 5/15/11 (a)(e)	5,000	5,304,900
Michigan - 1.7%	Detroit, Michigan, GO, 4%, 4/01/10 (a)	1,580	1,564,469
	Wyandotte, Michigan, City School District, School Building and Site,
	GO, Refunding, 4%, 5/01/11 (b)	2,810	2,938,754
			4,503,223
Minnesota - 0.4%	Southern Minnesota Municipal Power Agency, Power Supply System,
	Revenue Refunding Bonds, Series B, 5.75%, 1/01/11 (e)	1,150	1,178,440
New Jersey - 0.4%	Monmouth County, New Jersey, Improvement Authority,
	Governmental Loan Revenue Refunding Bonds,
	3.375%, 12/01/10 (b)	1,000	1,037,430
New Mexico - 2.8%	Las Cruces, New Mexico, School District Number 002, GO, 5.25%,
	8/01/09 (b)(g)	1,750	1,777,878

2

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Mexico Finance Authority, Public Project Revolving Fund
	Revenue Bonds, Series A, 4.20%, 6/01/10 (a)	$1,005	$ 1,044,577
	New Mexico Finance Authority, Public Project Revolving Fund
	Revenue Bonds, Series A, 3.40%, 6/01/11 (a)	1,258	1,312,874
	New Mexico Finance Authority, Public Project Revolving Fund
	Revenue Bonds, Series A, 4.30%, 6/01/11 (a)	950	1,009,632
	New Mexico State Highway Commission, Tax Revenue Refunding
	Bonds, Subordinate Lien, Series B, 4.75%, 6/15/11 (d)(e)	2,230	2,407,107
			7,552,068
New York - 5.5%	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.50%, 12/01/10 (d)	8,950	9,354,361
	New York State Thruway Authority, State Personal Income Tax,
	Transportation Revenue Bonds, Series A, 5%, 3/15/11 (b)	5,000	5,338,000
			14,692,361
Ohio - 0.8%	Akron, Ohio, GO, Refunding, 4%, 12/01/10 (a)	1,000	1,044,700
	University of Cincinnati, Ohio, General Receipts Revenue Bonds,
	3.50%, 6/01/09 (d)	1,015	1,018,258
			2,062,958
Oregon - 2.9%	Washington and Clackamas Counties, Oregon, School District Number
	23J (Tigard-Tualatin), GO, 4%, 6/15/10 (a)	3,820	3,971,005
Washington and Clackamas Counties, Oregon, School District Number
	23J (Tigard-Tualatin), GO, 4%, 6/15/11 (a)	3,720	3,946,585
			7,917,590
Pennsylvania - 3.3%	Pennsylvania State Higher Educational Facilities Authority
	Revenue Bonds (UPMC Health System), Series A,
	5.25%, 8/01/10 (b)	7,500	7,658,925
Wilson, Pennsylvania, School District, GO, Refunding, 2nd Series, 4%,
	5/15/10 (b)	1,250	1,295,325
			8,954,250
Rhode Island - 2.0%	Rhode Island Clean Water Finance Agency, Water PCR,
	6.70%, 10/01/10 (a)	235	240,960
	Rhode Island State and Providence Plantations, GO, Refunding
	(Consolidated Capital Development Loan), Series B,
	4.20%, 6/01/10 (c)	5,000	5,208,300
			5,449,260
Tennessee - 0.8%	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding
	Bonds, 4.45%, 2/01/10 (b)	1,005	1,034,567
	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding
	Bonds, 4.65%, 2/01/11 (b)	1,100	1,162,040
			2,196,607
Texas - 13.1%	Bexar, Texas, Metropolitan Water District, Waterworks System
	Revenue Refunding Bonds, 3.70%, 5/01/10 (b)	770	793,015
	Bexar, Texas, Metropolitan Water District, Waterworks System
	Revenue Refunding Bonds, 3.70%, 5/01/10 (b)(e)	315	325,256
	Bexar, Texas, Metropolitan Water District, Waterworks System
	Revenue Refunding Bonds, 3.80%, 5/01/11 (b)	775	810,115

3

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Bexar, Texas, Metropolitan Water District, Waterworks System
	Revenue Refunding Bonds, 3.80%, 5/01/11 (b)(e)	$ 315	$ 332,668
	Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding
	Bonds, Senior Lien, 4.30%, 12/01/10 (d)	2,000	2,106,500
	Harris County, Texas, Tax Road, GO, Refunding, Series A,
	5%, 10/01/10 (b)	1,500	1,589,100
	Houston, Texas, Area Water Corporation, Contract Revenue
	Bonds (Northeast Water Purification Project),
	4.50%, 3/01/11 (c)(e)	2,490	2,644,081
	Houston, Texas, GO, Refunding, Series A, 5%, 3/01/11 (a)	5,000	5,349,800
	Houston, Texas, Water and Sewer System, Revenue Refunding
	Bonds, Junior Lien, Series C, 6.746%, 12/01/10 (d)(f)	10,440	10,141,207
	Katy, Texas, Independent School District, GO, CABS, Refunding,
	Series A, 4.866%, 2/15/11 (f)	5,550	5,375,341
	Texas Municipal Power Agency, Revenue Refunding Bonds,
	5.50%, 9/01/10 (a)	4,000	4,205,400
	University of Houston, Texas, University Revenue Bonds,
	Series A, 4%, 2/15/10 (b)	1,500	1,543,095
			35,215,578
Utah - 2.4%	Intermountain Power Agency, Utah, Power Supply Revenue
	Refunding Bonds, Series A, 5.25%, 7/01/11 (a)	3,470	3,532,911
	Salt Lake County, Utah, Water Conservancy District, Revenue
	Refunding Bonds, CABS, Series A, 6.923%, 10/01/10 (d)(f)	3,175	3,054,318
			6,587,229
Washington - 13.2%	Benton County, Washington, School District Number 017
	(Kennewick), GO, Refunding, 4.50%, 12/01/10 (b)	7,345	7,746,184
	Chelan County, Washington, School District Number 246
	(Wenatchee), GO, 4.50%, 12/01/10 (b)	1,000	1,054,620
	Clark County, Washington, Public Utility District Number 001,
	Electric Revenue Refunding Bonds, 4.50%, 1/01/11 (d)	3,000	3,130,380
	Clark County, Washington, School District Number 114 (Evergreen),
	GO, 4.125%, 12/01/10 (b)	2,040	2,140,572
	Tacoma, Washington, GO, 4.625%, 12/01/10 (a)(c)	1,010	1,065,520
	Washington State, GO, Series A, 5.50%, 7/01/09 (a)(g)	4,000	4,051,000
	Washington State Public Power Supply System, Revenue
	Refunding Bonds (Nuclear Project Number 2), Series A,
	6.482%, 7/01/10 (a)(f)	3,745	3,642,612
	Washington State Public Power Supply System, Revenue
	Refunding Bonds (Nuclear Project Number 2), Series A,
	6.482%, 7/01/10 (a)(e)(f)	9,160	9,005,013
	Washington State Public Power Supply System, Revenue
	Refunding Bonds (Nuclear Project Number 3), CABS, Series A,
	5.101%, 7/01/10 (a)(f)	1,300	1,275,313
	Whatcom County, Washington, School District Number 503 (Blaine),
	GO, Refunding, 4.50%, 12/01/10 (b)	2,280	2,406,472
			35,517,686

4

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
West Virginia - 3.6%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/10 (a)	$3,705	$ 3,812,223
	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/11 (a)	4,420	4,619,386
	West Virginia School Building Authority, Capital Improvement
	Revenue Refunding Bonds, 4%, 7/01/11 (d)	1,170	1,219,655
			9,651,264
Wisconsin - 2.2%	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, 4.375%,
	1/01/11 (c)(e)	1,045	1,106,958
Wisconsin State Clean Water Revenue Refunding Bonds, Series 2, 4%,
	6/01/10 (a)	4,640	4,812,237
			5,919,195
Wyoming - 2.2%	Albany County, Wyoming, Improvements Statutory Trust, COP,
	4%, 1/15/10 (a)	1,325	1,350,466
	Albany County, Wyoming, Improvements Statutory Trust, COP,
	4%, 7/15/10 (a)	1,450	1,492,673
	Albany County, Wyoming, Improvements Statutory Trust, COP,
	4%, 1/15/11 (a)	1,480	1,532,836
	Albany County, Wyoming, Improvements Statutory Trust, COP,
	4%, 7/15/11 (a)	1,510	1,574,854
			5,950,829
	Total Long-Term Investments
	(Cost - $247,084,794) - 96.5%		259,736,559
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.61% (h)(i)	7,700,000	7,700,000
	Total Short-Term Securities
	(Cost - $7,700,000) - 2.9%		7,700,000
	Total Investments (Cost - $254,784,794*) - 99.4%		267,436,559
	Other Assets Less Liabilities - 0.6%		1,634,452
	Net Assets - 100.0%		$269,071,011

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$254,751,776
Gross unrealized appreciation	$12,711,034
Gross unrealized depreciation	(26,251)
Net unrealized appreciation	$12,684,783

(a) NPFGC Insured.
(b) FSA Insured.

(c) FGIC Insured.

(d) AMBAC Insured.

(e) Security is collateralized by Municipal or US Treasury Obligations.

(f) Represents a zero-coupon bond. Rate shown reflects effective yield as of report date.

(g) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BlackRock Insured Municipal Term Trust, Inc.
Schedule of Investments March 31, 2009 (Unaudited) (Percentages shown are based on Net Assets)

(h) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	7,700,000	$ 7,242

(i) Represents the current yield as of report date.

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$7,700,000
Level 2	259,736,559
Level 3	-
Total	$267,436,559

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: May 20, 2009